Stockholder Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholder Promissory Notes
Stockholder Promissory Notes

8. Stockholder Promissory Notes

As of both September 30, 2023 and December 31, 2022, the Company had an outstanding principal balance of $825,000 due to stockholders under unsecured Promissory Notes Agreements (“Notes”). The Notes require monthly interest-only payments at 10% per annum. The Notes mature at various dates from January 2024 to December 2024 as follows: January 2024 - $125,000; August 2024 - $500,000 (this note would have matured at August 2023, but in June 2023, an agreement was signed extending the maturity date to August 2024); and December 2024 - $200,000.

Interest paid to the stockholders under the Notes totaled $20,627 and $20,627 during the three months ended September 30, 2023 and September 30, 2022, respectively. Interest paid to the stockholders under the Notes totaled $61,881 and $61,881 during the nine months ended September 30, 2023 and September 30, 2022, respectively. There was no accrued interest as of September 30, 2023 or December 31, 2022 related to these Notes.

8.     Shareholder Promissory Notes

As of December 31, 2022 and December 31, 2021, the Company had an outstanding principal balance of $825,000 due to shareholders under unsecured Promissory Notes Agreements (“Notes”). The Notes require monthly interest-only payments at 10% per annum. The Notes mature at various dates from August 2023 to December 2024 as follows: August 2023 - $500,000; January 2024 - $125,000; and December 2024 - $200,000.

On May 15, 2021, the Company modified another shareholder Note in the amount of $250,000 to be a convertible note for the same amount. The shareholder also invested additional proceeds of $24,000 for a total convertible note of $274,000. The convertible note included detachable warrants to purchase 548,000 shares of the Company’s common stock. The convertible note bore interest at a rate of 10% per annum, had an initial maturity of two years from date of issue, and was convertible at $0.50 per share. The modification resulted in a new effective annual interest rate of 9.15%. There was no accounting impact to the financial statements related to these modifications. On October 29, 2021, concurrent with the anticipated conversion from an LLC to a C corporation, the convertible note and warrants were modified under a Convertible Debenture Exercise and Waiver and Release Agreement and the shareholder agreed to convert the note and accrued interest into 236,498 shares of common stock resulting in a conversion price of $1.21 per share (see Note 9 –Convertible Notes).

Interest paid to the shareholders under the Notes totaled $82,508 and $92,007 during the years ended December 31, 2022 and 2021, respectively. There was no accrued interest as of December 31, 2022 or 2021 related to these Notes.